Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Comprehensive income
Net income (loss)	$ (11,148)	$ 413,006	$ 139,986
Foreign currency translation gain (loss)	28	(130)	106
Other comprehensive income (loss)	28	(130)	106
Comprehensive income (loss)	(11,120)	412,876	140,092
Comprehensive income attributable to non-controlling interest	0	131	14
Comprehensive income (loss) attributable to the Company	$ (11,120)	$ 412,745	$ 140,078